Leases (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Future Minimum Lease Payments
Future minimum lease payments for the twelve months ending December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Future rental payments	Accretion of lease liability(1)	Operating lease obligation
2025	$501	$(128)	$373
2026	658	(134)	524
2027	671	(90)	581
2028	685	(42)	643
2029	230	(3)	227
Thereafter	—	—	—
Total	$2,745	$(397)	$2,348

(1)	Weighted average discount rate 7.98%.

(Amounts in 000's)	Future Rental Payments	Accretion of Lease Liability(1)	Operating Lease Obligation
2025	$672	$(175)	$497
2026	658	(134)	524
2027	671	(91)	580
2028	685	(42)	643

(Amounts in 000's)	Future Rental Payments	Accretion of Lease Liability(1)	Operating Lease Obligation
2029	230	(2)	228
Total	$2,916	$(444)	$2,472

1.	Weighted average discount rate 7.98%

Schedule of Future Minimum Lease Receivables
Future minimum lease receivables for the twelve months ending December 31, for each of the next five years and thereafter is as follows:

(Amounts in 000’s)	Lease Receivables
2025	$3,887
2026	5,249
2027	5,323
2028	5,137
2029	2,336
Thereafter	1,674
Total	$23,606

(Amounts in 000's)	Future Lease Receivables
2025	$5,177
2026	5,249
2027	5,323
2028	5,137
2029	2,336
Thereafter	1,674
Total	$24,896

Schedule of Future Minimum Lease Receivables Leases to Third-Parties
The following table summarizes the Company’s leases to third-parties as of December 31, 2024. Each lease is structured as “triple-net” and contains specific rent escalation amounts ranging from 1.0% to 2.5% annually. Further, each lease has one or more renewal options. For those facilities subleased by the Company, the renewal option in the sublease agreement is dependent on the Company’s renewal of the prime lease agreement.

		Expiration	2025 Cash
Facility Name	Operator Affiliation[1]	Date	Annual Rent
			(Thousands)
Owned
Eaglewood Village	Aspire Regional Partners[2]	11/30/2028	$630
Eaglewood Care Center	Aspire Regional Partners	11/30/2028	841
Southland Healthcare and Rehabilitation Center	Beacon Health Management[4]	10/31/2024	516
Hearth & Care of Greenfield	Aspire Regional Partners	11/30/2028	376
The Pavilion Care Center	Aspire Regional Partners	11/30/2028	352
Autumn Breeze Healthcare Center	C.R. Management[3]	9/30/2030	1,010
Coosa Valley Health Care	C.R. Management	8/31/2030	1,126
Georgetown Healthcare & Rehabilitation	Oak Hollow Healthcare Management[5]	10/31/2032	351
Sumter Valley Nursing and Rehab Center	Oak Hollow Healthcare Management	10/31/2032	614
Subtotal Owned Facilities(9)			5,816
Leased
Covington Care Center	Aspire Regional Partners	11/30/2028	841
Subtotal Leased Facilities(1)			841
Total(10)			$6,657

(1)	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.
(2)	Aspire Regional Partners represents 46% of Real Estate 2025 cash rent.
(3)	C.R. Management represents 32% of Real Estate 2025 cash rent.
(4)	The lease with Beacon Health Management was terminated in February 2025.
(5)	The lease with Oak Hollow Healthcare Management was terminated in Mach 2025.